Form N-1A Supplement	Mar. 31, 2025
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated March 27, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025, as supplemented
Removal of Sub-Adviser
Effective immediately, Engelhart CTP Commodity Trading US, LLC (“Engelhart”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Engelhart have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Engelhart in the Fund’s Prospectus are removed.

Blackstone Alternative Multi-Strategy Fund
Prospectus [Line Items]
Supplement to Prospectus [Text Block]
BLACKSTONE ALTERNATIVE INVESTMENT FUNDS
Supplement dated March 27, 2026 to the
Blackstone Alternative Multi-Strategy Fund (the “Fund”)
Prospectus, dated July 30, 2025, as supplemented
Removal of Sub-Adviser
Effective immediately, Engelhart CTP Commodity Trading US, LLC (“Engelhart”) no longer serves as a sub‑adviser to the Fund. The Fund’s assets managed by Engelhart have been re‑allocated by Blackstone Alternative Investment Advisors LLC (“BAIA”), the Fund’s investment adviser, to the Fund’s other sub‑advisers or to BAIA to manage directly. Accordingly, all references to Engelhart in the Fund’s Prospectus are removed.